Property and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 2,380	$ 304	$ 1,387